UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.
Fund Address:100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 12/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments

Legg Mason Special Investment Trust, Inc.
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.9%
Consumer Discretionary — 23.0%
Diversified Consumer Services — 1.5%
Apollo Group Inc.	1,400	$54,558	A

Hotels, Restaurants and Leisure — 1.5%
International Speedway Corp.	1,100	56,144

Household Durables — 3.3%
Meritage Homes Corp.	1,800	85,896	A,B
Standard-Pacific Corp.	1,400	37,506

		123,402

Internet and Catalog Retail — 9.9%
Amazon.com Inc.	5,500	217,030	A
Expedia Inc.	7,000	146,860	A

		363,890

Media — 1.5%
XM Satellite Radio Holdings Inc.	3,700	53,465	A

Multiline Retail — 2.4%
Sears Holdings Corp.	535	89,854	A

Specialty Retail — 2.9%
Autozone Inc.	400	46,224	A
Urban Outfitters Inc.	2,700	62,181	A

		108,405

Financials — 16.3%
Capital Markets — 6.0%
Investors Financial Services Corp.	3,300	140,811
The Bear Stearns Companies Inc.	500	81,390

		222,201

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Industrials — Continued

Insurance — 9.1%
Ambac Financial Group Inc.	1,200	$106,884
Montpelier Re Holdings Ltd.	5,016	93,344
Security Capital Assurance Ltd.	1,741	48,438
XL Capital Ltd.	1,200	86,424

		335,090

Real Estate Management and Development — 1.2%
The St Joe Company	800	42,856

Health Care — 14.7%
Biotechnology — 2.2%
Amylin Pharmaceuticals Inc.	1,100	39,677	A
Cell Genesys Inc.	3,500	11,865	A,B
CV Therapeutics Inc.	2,000	27,920	A

		79,462

Health Care Equipment and Supplies — 2.1%
Advanced Medical Optics Inc.	2,200	77,440	A

Health Care Providers and Services — 2.8%
WellPoint Inc.	1,300	102,297	A

Life Sciences Tools and Services — 2.0%
Affymetrix Inc.	3,200	73,792	A

Pharmaceuticals — 5.6%
Medicis Pharmaceutical Corp.	5,000	175,650	B
New River Pharmaceuticals Inc.	600	32,826	A

		208,476

Industrials — 1.8%
Trading Companies and Distributors — 1.8%
UAP Holding Corp.	2,700	67,986	B

	Shares/Par	Value

Information Technology — 24.1%
Communications Equipment — 2.3%
Juniper Networks Inc.	4,500	$85,230	A

Computers and Peripherals — 1.2%
Lenovo Group Ltd.	110,000	44,690

Internet Software and Services — 2.9%
CNET Networks Inc.	11,650	105,898	A,B

IT Services — 4.5%
Accenture Ltd.	2,500	92,325
DST Systems Inc.	1,200	75,156	A

		167,481

Semiconductors and Semiconductor Equipment — 4.2%
Analog Devices Inc.	2,800	92,036
National Semiconductor Corp.	2,800	63,560

		155,596

Software — 9.0%
Activision Inc.	5,400	93,096	A
Amdocs Ltd.	1,600	62,000	A
Red Hat Inc.	4,000	92,000	A
Take-Two Interactive Software Inc.	4,700	83,472	A,B

		330,568

Materials — 6.9%
Chemicals — 2.0%
Agrium Inc.	1,000	31,490
Nalco Holding Co.	2,000	40,920	A

		72,410

Metals and Mining — 4.9%
United States Steel Corp.	2,500	182,850

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — 13.1%
Diversified Telecommunication Services — 5.0%
Level 3 Communications Inc.	33,000	$184,800	A

Wireless Telecommunication Services — 8.1%
NII Holdings Inc.	2,100	135,324	A
Sprint Nextel Corp.	8,606	162,573

		297,897

Total Common Stocks and Equity Interests (Cost — $2,709,059)		3,686,738

Repurchase Agreements — 0.2%
Bank of America 5.24%, dated 12/29/06, to be repurchased at $3,239 on 1/2/07 (Collateral: $3,270 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $3,300)	$3,237	3,237
Goldman Sachs and Co. 5.21%, dated 12/29/06, to be repurchased at $3,239 on 1/2/07 (Collateral: $3,809 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $3,298)	3,237	3,237

Total Repurchase Agreements (Cost — $6,474)		6,474

Total Investments — 100.1% (Cost — $2,715,533)		3,693,212
Other Assets Less Liabilities — (0.1)%		(2,149)

Net Assets — 100.0%		$3,691,063

Net Asset Value Per Share:
Primary Class		$38.92

Class R		$47.49

Financial Intermediary		$47.49

Institutional Class		$47.90

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2006, the total market value of Affiliated Companies was $530,767, and the cost was $484,163.

	Affiliate						Shares	Value
	Value at	Purchased		Sold		Dividend	at	at	Realized
	3/31/06	Cost	Shares	Cost	Shares	Income	12/31/06	12/31/06	Gain/(Loss)

Cell Genesys Inc.	$27,930	$—	—	$—	—	$—	3,500	11,865	—
CNET Networks Inc.	184,730	21,611	2,000	46,489	3,350	—	11,650	105,899	(17,102)
DeVry Inc.	86,526	—	—	—	—	—	—	—B	—
Investors Financial Services Corp.	154,671	—	—	—	—	223	—	—B	—
Medicis Pharmaceutical Corp.	114,100	46,654	1,700	6,668	200	459	5,000	175,650	743
Meritage Homes Corp. A	—	33,999	600	—	—	—	1,800	85,896	—
Take-Two Interactive Software Inc.	74,640	9,486	700	—	—	—	4,700	83,472	—
UAP Holding Corp. A	—	55,190	2,700	—	—	1,012	2,700	67,986	—

	$642,597	$166,940		$53,157		$1,694		$530,768	$(16,359)

A	This security did not have affiliated status at March 31, 2006 because the Fund owned less than 5% of the company’s voting shares. Shares purchased during the nine months ended December 31, 2006 have resulted in its recognition as an affiliated company.

B	This security is no longer an affiliated company.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Special Investment Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date: February 27, 2007

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date: February 26, 2007